Components of other intangible assets subject to amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 70,131	$ 95,575
Finite Lived Intangible Assets Accumulated Amortization	38,650	56,556
Finite-Lived Intangible Assets, Net	31,481	39,019
Core Deposits Member
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Core Deposits, Gross	50,679	77,885
Finite Lived Intangible Assets Accumulated Amortization	32,006	51,737
Finite-Lived Intangible Assets, Net	18,673	26,148
Customer Relationships Member
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Customer Relationships, Gross	19,452	17,555
Finite Lived Intangible Assets Accumulated Amortization	6,644	4,712
Finite-Lived Intangible Assets, Net	12,808	12,843
Other Intangible Assets Member
Finite-Lived Intangible Assets [Line Items]
Other Finite-Lived Intangible Assets, Gross	0	135
Finite Lived Intangible Assets Accumulated Amortization	0	107
Finite-Lived Intangible Assets, Net	$ 0	$ 28